Inventories	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories

14.  INVENTORIES

The detail of inventories as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018	12-31-2017
Classes of Inventories	ThUS$	ThUS$

Supplies for Production	29,959	25,989
Oil	23,128	16,232
Coal	6,831	9,757
Spare parts	27,828	23,102
Electrical materials	281,611	196,998

Total	339,398	246,089

There are no inventories pledged as security for liabilities.

For the years ended December 31, 2018, 2017 and 2016, raw materials and inputs recognized as fuel cost amount to ThUS$226,843,  ThUS$229,308 and ThUS$362,156 respectively (see Note 29).

For the years ended December 31, 2018 and 2017 there have been no impairments recognized in inventories.